EMPLOYMENT COSTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
General and administrative	$ 3,983	$ 3,840
Exploration and evaluation	2,510	3,190
Share-based payments	1,068	2,301
Total employement cost	7,561	9,331
General and administrative
Statement [Line Items]
Salaries and benefits	1,439	1,407
Amounts paid for services by HDSI personnel	2,544	2,433
Exploration and evaluation
Statement [Line Items]
Salaries and benefits	1,701	2,267
Amounts paid for services by HDSI personnel	$ 809	$ 923